Joint ventures, Carrying Amount and Share of Profit of Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Joint ventures [Abstract]
Carrying amount of interest in immaterial joint ventures	$ 2,288	$ 2,514
Group's share of total comprehensive loss	$ (489)	$ (1,712)